Financial Instruments And Concentration Of Credit Risks (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 130.9	$ 26.2
Maturity period limit of foreign currency exchange instruments (in months)	1 month
Net fair value gain (loss) on foreign exchange forward contracts	0.8	0.5
Receivables due from U.S. federal governmental agencies	140	156
Difference between carrying amount and fair value of long-term debt	37	140
Prepaid Expenses And Other Current Assets [Member]
Derivative [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	0.9	0.5
Other Accrued Liabilities [Member]
Derivative [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	(0.1)	0
Other Income (Expense), Net [Member]
Derivative [Line Items]
Gain (loss) on foreign exchange forward contracts	$ 3.3	$ 0.6	$ (0.3)